Related Party Transactions (Detail Textuals) - DHL International GmbH - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Expenses included in cost of revenue	$ 129,629	$ 90,315	$ 53,861
Accounts payable and accrued expenses	$ 36,529	$ 21,515